Summary of significant accounting policies - Schedule of Estimated Useful Lives (Details)	Mar. 31, 2026
Building [Member]
Summary of significant accounting policies - Schedule of Estimated Useful Lives (Details) [Line Items]
Estimated useful lives	20 years
Electronic Equipment [Member] | Minimum [Member]
Summary of significant accounting policies - Schedule of Estimated Useful Lives (Details) [Line Items]
Estimated useful lives	3 years
Electronic Equipment [Member] | Maximum [Member]
Summary of significant accounting policies - Schedule of Estimated Useful Lives (Details) [Line Items]
Estimated useful lives	5 years
Transportation Equipment [Member]
Summary of significant accounting policies - Schedule of Estimated Useful Lives (Details) [Line Items]
Estimated useful lives	4 years
Machinery and Equipment [Member]
Summary of significant accounting policies - Schedule of Estimated Useful Lives (Details) [Line Items]
Estimated useful lives	10 years
Other Equipment [Member] | Minimum [Member]
Summary of significant accounting policies - Schedule of Estimated Useful Lives (Details) [Line Items]
Estimated useful lives	5 years
Other Equipment [Member] | Maximum [Member]
Summary of significant accounting policies - Schedule of Estimated Useful Lives (Details) [Line Items]
Estimated useful lives	10 years
Building Improvement [Member]
Summary of significant accounting policies - Schedule of Estimated Useful Lives (Details) [Line Items]
Estimated useful lives	20 years